CAPITAL (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

	Actual		Minimum capital required - Basel III current period		Required to be considered well capitalized - current period		Minimum capital required - Basel III fully phased-in
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2015
Common equity tier 1 capital to risk-weighted assets
Consolidated	$648,748	10.28%	$283,866	4.50%	N/A	N/A	$441,570	7.00%
First Financial Bank	647,844	10.30%	283,080	4.50%	$408,894	6.50%	440,347	7.00%

Tier 1 capital to risk-weighted assets
Consolidated	648,852	10.29%	378,488	6.00%	N/A	N/A	536,192	8.50%
First Financial Bank	647,948	10.30%	377,440	6.00%	$503,254	8.00%	534,707	8.50%

Total capital to risk-weighted assets
Consolidated	822,431	13.04%	504,651	8.00%	N/A	N/A	662,355	10.50%
First Financial Bank	709,306	11.28%	503,254	8.00%	629,067	10.00%	660,521	10.50%

Leverage
Consolidated	648,852	8.33%	311,481	4.00%	N/A	N/A	311,481	4.00%
First Financial Bank	647,948	8.33%	311,205	4.00%	389,006	5.00%	311,205	4.00%

	Actual		Minimum required for capital adequacy purposes		Required to be considered well capitalized
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2014
Tier 1 capital to risk-weighted assets
Consolidated	673,955	12.69%	212,463	4.00%	N/A	N/A
First Financial Bank	602,133	11.38%	211,724	4.00%	317,585	6.00%

Total capital to risk-weighted assets
Consolidated	728,284	13.71%	424,926	8.00%	N/A	N/A
First Financial Bank	662,865	12.52%	423,447	8.00%	529,309	10.00%

Leverage
Consolidated	673,955	9.44%	285,514	4.00%	N/A	N/A
First Financial Bank	602,133	8.44%	285,311	4.00%	356,639	5.00%